DERIVATIVE CONTRACTS - Contingent consideration and warrants (Details)			12 Months Ended
	Jan. 01, 2026 USD ($)	Feb. 28, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 $ / shares
DERIVATIVE CONTRACTS
Number of common purchase warrants issued | shares		23,392,397	23,392,397
Exercise price | $ / shares				$ 11.5
Musselwhite Mine Ltd | Gold average spot price exceeds USD 2900 per ounce
DERIVATIVE CONTRACTS
Business Combination, Maximum Contingent Consideration Payable		$ 20,000,000
Average spot price of gold		2,900
Musselwhite Mine Ltd | Gold average spot price exceeds USD 2900 per ounce | Business combination payment of contingent consideration
DERIVATIVE CONTRACTS
Payment of contingent consideration	$ 20,000,000		$ 20,000,000
Musselwhite Mine Ltd | Gold average spot price exceeds USD 3000 per ounce
DERIVATIVE CONTRACTS
Business Combination, Maximum Contingent Consideration Payable			40,000,000
Average spot price of gold		$ 3,000
Additional contingent consideration			$ 20,000,000